Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) yr $ / shares shares	Jan. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
FRP options replacement		75.14%
Patriot options replacement		24.86%
Shares available for future issuance | shares	194,405
Dividend yield	0.00%
Expected minimum volatility	37.00%
Expected maximum volatility	41.00%
Expected life minimum | yr	3
Expecited life maximum | yr	7
Risk-free interest rate minimum	0.96%
Risk-free interest rate maximum	2.00%
Aggregate intrinsic value of exercisable in-the-money options	$ 202
Aggregate intrinsic value of outstanding in-the-money options	$ 247
Market close price | $ / shares	$ 24.05
Realized tax benefit from options exercised	$ 425
Realized tax benefit pertaining to FRP options	353
Total unrecognized compensation cost of options granted but not yet vested	$ 698
Weighted average period for compensation to be recognized | yr	3.3
Gains realized by option holders	$ 187